Financial risk management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€) € / MWh customer interest_cap	Dec. 31, 2022 EUR (€) interest_cap customer	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2022 EUR (€) interest_cap
Disclosure of Financial Risk Management [Line Items]
Average expected coverage	25.00%
Fair value measurement input
Disclosure of Financial Risk Management [Line Items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	40.00%
Revenue Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk revenue number of customers | customer	25	14
Concentration of risk revenue benchmark	€ 470,000	€ 450,000
Percentage of entity's revenue	78.00%	86.00%
Trade Receivables and Contract Assets Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk trade receivables and contract assets number of customers | customer	2	3
Concentration of risk trade receivables and contract assets benchmark	€ 4,700,000	€ 4,500,000
Concentration of risk trade receivables and contract assets percentage	32.00%	49.00%
More than one year
Disclosure of Financial Risk Management [Line Items]
Average expected coverage	77.00%
More than one year | Old facility
Disclosure of Financial Risk Management [Line Items]
Debt instrument, term	5 years	5 years
More than one year | Capital Expenditure Facility
Disclosure of Financial Risk Management [Line Items]
Undrawn borrowing facilities	€ 8,390,000
Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap	2	2					2
Notional amount		€ 181,487,000					€ 240,500,000
Interest Rate Cap | December 2027
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 240,500,000	€ 181,486,500
Interest rate risk
Disclosure of Financial Risk Management [Line Items]
Fixed interest borrowings percentage	0.00%	0.00%
Interest rate risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	65.00%	65.00%					67.00%
Derivative instrument strike price percentage	3.43%	1.50%
Interest rate risk | Interest Rate Cap | Forecast
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage			2.62%	2.63%	2.64%	2.97%
Commodity price risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	80.00%
Commodity price risk | Derivatives | The Netherlands
Disclosure of Financial Risk Management [Line Items]
Derivative instrument mitigation risk percentage	52.00%
Average price of hedging instrument | € / MWh	96
Commodity price risk | Derivatives | Germany
Disclosure of Financial Risk Management [Line Items]
Average price of hedging instrument | € / MWh	95